Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases

NOTE 14: LEASES

Operating Leases

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice.

Land lease agreements

As of June 30, 2023, Navios Logistics had land lease agreements whose remaining lease terms range from 42.7 years to 43.1 years.

As a result of the acquisition of Vimalcor by Navios Logistics, completed in May 2023, the Company currently has the right of use to a plot of land in the Port of Montevideo. The concession expires in January 2029.

Office lease agreements

As of June 30, 2023, Navios Logistics had office lease agreements whose remaining lease terms ranged from less than 0.3 years to 3.4 years.

Liquid Barges leasing contract

On April 28, 2022, the Company entered into a five year leasing contract for eight liquid barges. In December 2022, two of the eight liquid barges were delivered. The lease is repayable by 60 consecutive monthly payments of approximately $26 each. The agreement for the two lease contracts matures in the fourth quarter of 2027. During the first quarter of 2023, additional three liquid barges were delivered and are repayable by 60 consecutive monthly payments of approximately $26 each. One of the agreements matures in the fourth quarter of 2027 and two in the first quarter of 2028. In the second quarter of 2023, the remaining three liquid barges under the leasing contract were delivered and are repayable by 60 consecutive monthly payments of approximately $26 each and mature in the second quarter of 2028.

Leach

ASC 842 requires that the leases be classified as either finance or operating arrangements, with such classification affecting the pattern and classification of expense recognition in an entity’s income statement. For operating leases, ASC 842 requires recognition in an entity’s income statement of a single lease expense, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Right-of-use assets represent a right to use an underlying asset for the lease term and the related lease liability represents an obligation to make lease payments pursuant to the contractual terms of the lease agreement.

The tables below present the components of the Company’s lease expense for the three- and six-month periods ended June 30, 2023 and 2022:

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022
Lease expense for charter-in contracts	$1,553	$1,013
Lease expense for land lease agreements	180	165
Lease expense for office lease agreements	118	120
Total	$1,851	$1,298

	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022
Lease expense for charter-in contracts	$2,815	$2,021
Lease expense for land lease agreements	293	309
Lease expense for office lease agreements	233	191
Total	$3,341	$2,521

Lease expenses for charter-in contracts are included in the interim condensed consolidated statement of comprehensive income under the caption “Time charter, voyage and logistics business expenses”. Lease expenses for land lease agreements and office lease agreements are included in the interim condensed consolidated statement of comprehensive income under the captions “Time charter, voyage and logistics business expenses” and “General and administrative expenses”, respectively.

On July 29, 2022, the Company completed the sale of its 15 charter-in and bareboat-in vessels to Navios Partners. For further information, see Note 15 “Discontinued operations” in the interim condensed consolidated financial statements.

The table below provides the total amount of lease payments on an undiscounted basis on our charter-in contracts and office lease agreements as of June 30, 2023:

	Land leases	Office space	Liquid Barges
June 30, 2024	$972	$626	$2,586
June 30, 2025	972	64	2,477
June 30, 2026	900	60	2,477
June 30, 2027	799	23	2,477
June 30, 2028 and thereafter	21,995	—	1,651
Total	$25,638	$773	$11,668
Operating lease liabilities, including current portion	$9,759	$716	$10,096
Discount based on incremental borrowing rate	$15,879	$57	$1,572

As of June 30, 2023, the weighted average remaining lease terms on our office lease agreements and land leases and liquid barges leasing agreements are 1.5 years, 42.8 years and 4.7 years, respectively.